Risk management - Schedule of reconciliation of accounting capital with regulatory capital (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2023	Jan. 30, 2024	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Risk Management [Abstract]
Subscribed capital	€ 8,092,000,000	€ 7,912,789,286	€ 8,397,000,000	€ 8,670,000,000	€ 8,670,000,000
Share premium account	44,373,000,000		46,273,000,000	47,979,000,000
Reserves	69,278,000,000		62,111,000,000	56,606,000,000
Treasury shares	(1,078,000,000)		(675,000,000)	(894,000,000)
Attributable profit	11,076,000,000		9,605,000,000	8,124,000,000
Approved dividend	(1,298,000,000)		(979,000,000)	(836,000,000)
Shareholders’ equity on public balance sheet	130,443,000,000		124,732,000,000	119,649,000,000
Valuation adjustments	(35,020,000,000)		(35,628,000,000)	(32,719,000,000)
Non-controlling interests	8,818,000,000		8,481,000,000	10,123,000,000
TOTAL EQUITY	104,241,000,000		97,585,000,000	97,053,000,000	€ 91,322,000,000
Goodwill and intangible assets	(17,313,000,000)		(17,272,000,000)	(16,132,000,000)
Eligible preference shares and participating securities	9,002,000,000		8,831,000,000	10,050,000,000
Accrued dividend	(1,471,000,000)		(942,000,000)	(895,000,000)
Other adjustments	(8,717,000,000)		(5,169,000,000)	(7,624,000,000)
Tier 1	€ 85,742,000,000		€ 83,033,000,000	€ 82,452,000,000
Ordinary profit assumption	25.00%